Staff numbers and costs - Government grants and assistance (Details) € in Millions, £ in Millions	1 Months Ended			12 Months Ended
	Oct. 31, 2021 GBP (£)	Mar. 31, 2021	Apr. 30, 2020 GBP (£)	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 GBP (£)	Mar. 31, 2021 EUR (€)
Disclosure of detailed information about borrowings [line items]
Payroll supports received amount | €				€ 82		€ 84
HMT and Bank of England Covid Corporate Financing Facility (CCFF) [Member]
Disclosure of detailed information about borrowings [line items]
Amount of financing raised			£ 600
Debt Extension Term		12 months
Interest rate percentage		0.46%	0.44%			0.46%
Repayment of borrowings	£ 600				£ 600